LIENS, GUARANTEES AND COMMITMENTS	12 Months Ended
Dec. 31, 2024
Liens Guarantees And Commitments [Abstract]
LIENS, GUARANTEES AND COMMITMENTS
NOTE 24 - LIENS, GUARANTEES AND COMMITMENTS

Liens

As of the approval date of these financial statements, the company has floating charge obligations to a local Israeli banks in order to secure credit line facilities and the activity related in the Israeli banks. In respect of a guarantee provided by the Israeli banks, the Company also provided specific liens in the amount of approximately $17 million.